Taxes (Details) - Schedule of Tax Payables - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Taxes Payable [Abstract]
VAT payable	$ 761,457	$ 654,799
Corporate income tax payable	146,030	417,445
Withholding tax payable	326,183	343,753
Disability insurance fund payable	1,035,935	1,011,958
Other tax payables	82,010	75,420
Total tax payables	$ 2,351,615	$ 2,503,375